SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred offering costs	$ 6,312,586	$ 427,898
Prepaid payroll wages	38,271	38,271
Prepaid insurance	74,929	10,017	1,714
Prepaid software and other	51,577	7,579	7,429
TOTAL PREPAID EXPENSES	$ 164,777	55,867	9,143
TOTAL PREPAID EXPENSES		$ 483,765	$ 9,143